OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
Schedule of other current assets

	As at December 31, 2017	As at December 31, 2016

Federal, provincial and other sales taxes receivable	$83,593	$77,380

Prepaid expenses	53,503	47,416

Other	13,530	12,014

Total other current assets	$150,626	$136,810

Schedule of other non-current assets
	As at December 31, 2017	As at December 31, 2016

Non-current ore in stockpiles and on leach pads	$69,587	$62,780

Other assets	10,318	11,383

Total other assets	$79,905	$74,163